Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.73864%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,667,898.29

Principal:
Principal Collections	$30,749,063.89
Prepayments in Full	$12,899,232.96
Liquidation Proceeds	$202,807.66
Recoveries	$16,888.65
Sub Total	$43,867,993.16
Collections	$49,535,891.45

Purchase Amounts:
Purchase Amounts Related to Principal	$91,061.31
Purchase Amounts Related to Interest	$193.62
Sub Total	$91,254.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,627,146.38

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,627,146.38
Servicing Fee	$1,210,730.52	$1,210,730.52	$0.00	$0.00	$48,416,415.86
Interest - Class A-1 Notes	$356,627.94	$356,627.94	$0.00	$0.00	$48,059,787.92
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$46,979,787.92
Interest - Class A-2b Notes	$870,725.10	$870,725.10	$0.00	$0.00	$46,109,062.82
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$44,260,604.49
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$43,986,604.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,986,604.49
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$43,812,914.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,812,914.49
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,812,914.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,812,914.49
Regular Principal Payment	$96,607,867.18	$43,812,914.49	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,627,146.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,812,914.49
Total					$43,812,914.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,812,914.49	$132.77	$356,627.94	$1.08	$44,169,542.43	$133.85
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$870,725.10	$3.55	$870,725.10	$3.55
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,812,914.49	$27.75	$4,603,501.37	$2.92	$48,416,415.86	$30.67

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$96,607,867.18	0.2927511	$52,794,952.69	0.1599847
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,345,547,867.18	0.8521843	$1,301,734,952.69	0.8244360

Pool Information
Weighted Average APR	4.760%	4.767%
Weighted Average Remaining Term	53.18	52.38
Number of Receivables Outstanding	39,648	39,019
Pool Balance	$1,452,876,626.54	$1,408,577,264.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,361,171,363.20	$1,320,281,586.94
Pool Factor	0.8603036	0.8340723

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$88,295,677.99
Targeted Overcollateralization Amount	$119,874,635.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,842,312.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$357,195.79
(Recoveries)		5	$16,888.65
Net Loss for Current Collection Period			$340,307.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2811%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2581%
Second Prior Collection Period			0.2101%
Prior Collection Period			0.3564%
Current Collection Period			0.2854%
Four Month Average (Current and Prior Three Collection Periods)			0.2775%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		353	$1,441,813.17
(Cumulative Recoveries)			$27,318.48
Cumulative Net Loss for All Collection Periods			$1,414,494.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0838%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,084.46
Average Net Loss for Receivables that have experienced a Realized Loss			$4,007.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	185	$8,713,547.03
61-90 Days Delinquent	0.08%	29	$1,153,270.87
91-120 Days Delinquent	0.03%	9	$360,164.43
Over 120 Days Delinquent	0.01%	2	$78,731.19
Total Delinquent Receivables	0.73%	225	$10,305,713.52

Repossession Inventory:
Repossessed in the Current Collection Period		20	$1,026,457.19
Total Repossessed Inventory		27	$1,399,412.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0818%
Prior Collection Period			0.1059%
Current Collection Period			0.1025%
Three Month Average			0.0967%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1130%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$3,898,384.79
2 Months Extended	107	$4,791,586.48
3+ Months Extended	11	$558,717.93

Total Receivables Extended	212	$9,248,689.20
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer